Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in Netherlands. The Company’s registered office is at Keizersgracht 391A, EJ Amsterdam. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)). In September 2021, the Company completed a Contribution Agreement to effect such acquisition (see Note 7).

We develop and sell in-vitro diagnostic (“IVD”) tests, primarily our flagship ColoAlert product in European markets. We additionally operate a clinical diagnostic laboratory. We develop and distribute our IVD kits to third-party laboratories and through our on-line store.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its wholly owned subsidiaries, Mainz Biomed USA, Inc. and Mainz Biomed GmbH (f/k/a PharmGenomics GmbH), are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”).

Share Exchange

On August 3, 2021, the Company entered into a contribution agreement (the “Contribution Agreement”) between Mainz Biomed B.V. (“Mainz”), which was a private company with limited liability under Dutch law incorporated for the purpose of acquiring PharmGenomics. Under the Contribution Agreement, 100% of the shares of PharmGenomics were acquired in exchange for 6,000,000 shares of Mainz. Upon the closing of the Contribution Agreement, PharmGenomics became a wholly owned subsidiary of Mainz and the former shareholders of PharmGenomics held approximately 62% of the outstanding shares of Mainz prior to the Company’s initial public offering. On September 20, 2021, PharmGenomics and Mainz closed the Contribution Agreement. In November 2021, Mainz completed its initial public offering of its ordinary shares on the Nasdaq Capital Market, selling 2,300,000 shares at $5.00 per share.

Going Concern

The Company has recurring losses, accumulated deficit totaling $43,032,294 and negative cash flows used in operating activities of $14,769,590 as of and for the year ended December 31, 2022. The Company also had $17,141,775 of cash on hand at December 31, 2023. The Company plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances or collaboration agreements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern. While there are indicators of substantial doubt, the Company believes that its currently available cash on hand plus additional sources of funding, including the Company’s ability to raise additional capital through (i) the Company’s issuance of ordinary shares as evidenced by its sales through its Controlled Equity Offering (see Note 20) in which net proceeds of approximately $1.3 million was raised over a seven week period of time, and/or (ii) the Company’s market cap and liquidity profile which give it the ability to access capital markets in the future, the substantial doubt is alleviated and we believe the Company will be sufficiently funded to meet its planned expenditures and to meet the Company’s obligations for at least the one-year period following its consolidated financial statement issuance date.

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

COVID-19 Impact

On March 11, 2020, the outbreak of the novel strain of coronavirus specifically identified as “COVID-19” was declared a pandemic by the World Health Organization. The outbreak has resulted in governments worldwide enacting emergency measures to combat the spread of the virus which in turn have caused material disruption to business globally. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.